Label	Element	Value
Hodges Small-Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hodges Small-Mid Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hodges Small-Mid Cap Fund (the “SMID Fund”) seeks long-term capital appreciation through investments in the common stock of small and mid-capitalization companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the SMID Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The SMID Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the SMID Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the SMID Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (sell) all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the SMID Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The SMID Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small and mid-sized (“small-mid”) capitalization companies.  The SMID Fund defines small-mid capitalization companies as those whose market capitalizations, at the time of purchase, are consistent with the market capitalizations of companies in the Russell 2500® Index.  As of the last reconstitution date, May 27, 2016, the market capitalization of companies in the Russell 2500® Index ranged from $133 million to $9.8 billion.  The Fund is not required to sell equity securities whose market values appreciate beyond the upper end of this range after purchase.

The SMID Fund primarily chooses investments that the Advisor believes are likely to have above-average growth or holds unrecognized relative value that can result in the potential for above-average capital appreciation.  The SMID Fund may invest up to 25% of its net assets in equity securities of foreign issuers, including those in emerging markets, which are U.S. dollar denominated and trade on a domestic national securities exchange including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts, consistent with the Fund’s investment objective.  In addition, the SMID Fund may invest in U.S. government securities and money market funds.

From time to time, the SMID Fund may engage in short-sale transactions with respect to up to 25% of its net assets.  The SMID Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S. traded stocks, currencies or security indices.  The SMID Fund may also sell options purchased and write “covered” put and call options.  The SMID Fund is permitted to invest up to 10% of its net assets in securities futures and options.

The Advisor will use a “bottom-up” approach in selecting securities for the Fund’s portfolio.  The SMID Fund is permitted to invest up to 20% of its net assets in microcap and large cap securities.

The Advisor will consider selling a security in the SMID Fund’s portfolio if the Advisor believes that security has become overvalued or has reached its growth potential.  In addition, in an attempt to increase the SMID Fund’s tax efficiency or to satisfy certain tax diversification requirements, the Advisor may take tax considerations into account in deciding whether or when to sell a particular security. The Fund’s portfolio turnover could exceed 100% in a given year.  A high turnover may result in the realization and distribution of capital gains, as well as higher transaction costs.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is a risk that you could lose all or a portion of your investment in the SMID Fund.  The following principal risks can affect the value of your investment:

•
General Market Risk:  Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issues in other countries or regions.

•
Equity Risk:  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•	Small and Mid-Sized Company Risk: Investments in small to mid-sized companies may be speculative and volatile and involve greater risks than are customarily associated with larger companies. Small to mid-sized companies may be subject to greater market risk and have less trading liquidity than larger companies. They may also have limited product lines, markets, or financial resources. For these reasons, investors should expect the SMID Fund to be more volatile than a fund that invests exclusively in large-capitalization companies.

•	Management Risk: The Advisor may fail to implement the SMID Fund’s investment strategies and meet its investment objective.

•	Foreign Securities Risk: Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Although investments in ADRs, EDRs and GDRS may limit the Fund’s exposure to currency risk, it will not limit exposure to other foreign or emerging markets risk.

•	Futures and Options (Derivatives) Risk: The use of derivative instruments involves risks different from, or greater than, the risks of investing directly in securities and more traditional investments. Derivative products are highly specialized investments that require investment techniques and risk analyses different than those associated with stocks.

•	Emerging Markets Risk: Investments in emerging markets are generally more volatile than investments in developed foreign markets.

•	Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The SMID Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

•	Short Sales Risk: Short sale strategies can be riskier than “long” investment strategies. The SMID Fund may seek to hedge investments or realize additional gains through short sales. Because the SMID Fund may short positions it does not own, potential losses to the SMID Fund are unlimited.

•	Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the SMID Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for SMID Fund shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your investment in the SMID Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the SMID Fund.  The bar chart below illustrates how Retail Class shares of the SMID Fund’s total returns have varied from year to year.  The table below illustrates how the SMID Fund’s average annual total returns for the 1-year and since inception periods compare with that of a broad-based securities index.  The SMID Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  Updated performance information is available on the Fund’s website at www.hodgesfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the SMID Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hodgesfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The SMID Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Hodges Small-Mid Cap Fund Calendar Year Total Returns as of December 31 Retail Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The SMID Fund’s year-to-date return for Retail Class shares as of the most recent calendar quarter ended June 30, 2016 was 0.19%.

Highest Quarterly Return:	Q1 2015	8.29%

Lowest Quarterly Return:	Q3 2015	-9.04%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.04%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The SMID Fund commenced operations on December 26, 2013.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2015
Hodges Small-Mid Cap Fund | Russell 2500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.90%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.14%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 26, 2013
Hodges Small-Mid Cap Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Fee Waiver and/or Expense Reimbursement/Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/Recoupment	rr_NetExpensesOverAssets	1.41%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 144
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	526
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	934
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,074
Annual Return 2014	rr_AnnualReturn2014	5.88%
Annual Return 2015	rr_AnnualReturn2015	(0.20%)
Label	rr_AverageAnnualReturnLabel	Retail Class Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.20%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 26, 2013
Hodges Small-Mid Cap Fund | Retail Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Retail Class Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.72%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.67%
Hodges Small-Mid Cap Fund | Retail Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Retail Class Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.25%

[1]	Hodges Capital Management, Inc. (the "Advisor") has contractually agreed to reduce its fees and pay the SMID Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/Recoupment for shares of the SMID Fund to 1.40% (the "Expense Cap"). The Expense Cap will remain in effect at least until July 31, 2017 . The Agreement may be terminated at any time by the Board upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.